EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments
Current assets	$ 6,110	$ 2,479
Non-current assets	115,406	80,435
Current liabilities	10,143	10,513
Non-current liabilities	65,474	37,394
GGP
Investments
Current assets	0	1,029
Non-current assets	0	37,841
Current liabilities	0	947
Non-current liabilities	0	13,062
Net assets	0	24,861
China Xintiandi (“CXTD”)
Investments
Current assets	0	173
Non-current assets	0	3,678
Current liabilities	0	138
Non-current liabilities	0	1,476
Net assets	0	2,237
Diplomat
Investments
Current assets	24	24
Non-current assets	837	777
Current liabilities	23	23
Non-current liabilities	405	400
Net assets	433	378
Brookfield Premier Real Estate Partners Pooling LLC
Investments
Current assets	12	18
Non-current assets	1,998	1,670
Current liabilities	12	14
Non-current liabilities	457	456
Net assets	1,541	1,218
Other
Investments
Current assets	366	149
Non-current assets	1,430	2,042
Current liabilities	72	231
Non-current liabilities	819	870
Net assets	905	1,090
Associates
Investments
Current assets	402	1,393
Non-current assets	4,265	46,008
Current liabilities	107	1,353
Non-current liabilities	1,681	16,264
Net assets	2,879	29,784
Canary Wharf Joint Venture
Investments
Current assets	666	844
Non-current assets	12,268	13,092
Current liabilities	577	703
Non-current liabilities	5,818	6,759
Net assets	6,539	6,474
BPR JV Pool A
Investments
Current assets	186
Non-current assets	5,619
Current liabilities	125
Non-current liabilities	2,097
Net assets	3,583
Manhattan West, New York
Investments
Current assets	142	74
Non-current assets	5,455	4,248
Current liabilities	681	816
Non-current liabilities	2,027	941
Net assets	2,889	2,565
Ala Moana
Investments
Current assets	91
Non-current assets	5,063
Current liabilities	57
Non-current liabilities	1,874
Net assets	3,223
Forest City
Investments
Current assets	308
Non-current assets	7,729
Current liabilities	330
Non-current liabilities	4,152
Net assets	3,555
BPR JV Pool B
Investments
Current assets	99
Non-current assets	5,909
Current liabilities	107
Non-current liabilities	3,515
Net assets	2,386
Fashion Show, Las Vegas
Investments
Current assets	35
Non-current assets	2,572
Current liabilities	19
Non-current liabilities	826
Net assets	1,762
Fashion Show
Investments
Current assets	28
Non-current assets	1,832
Current liabilities	23
Non-current liabilities	625
Net assets	1,212
BPR JV Pool C
Investments
Current assets	42
Non-current assets	2,264
Current liabilities	34
Non-current liabilities	676
Net assets	1,596
BPR JV Pool D
Investments
Current assets	43
Non-current assets	2,293
Current liabilities	101
Non-current liabilities	793
Net assets	1,442
BPR JV Pool E
Investments
Current assets	47
Non-current assets	2,756
Current liabilities	39
Non-current liabilities	967
Net assets	1,797
Grace Building, New York
Investments
Current assets	32	35
Non-current assets	2,043	2,042
Current liabilities	19	12
Non-current liabilities	894	891
Net assets	1,162	1,174
One Liberty Plaza, New York
Investments
Current assets	107	129
Non-current assets	1,604	1,527
Current liabilities	23	17
Non-current liabilities	855	839
Net assets	833	800
Southern Cross East
Investments
Current assets	5	94
Non-current assets	805	732
Current liabilities	7	11
Non-current liabilities	0	0
Net assets	803	815
680 George Street
Investments
Current assets	10	29
Non-current assets	1,334	611
Current liabilities	14	18
Non-current liabilities	0	0
Net assets	1,330	622
Brazil Retail
Investments
Current assets	30	42
Non-current assets	916	982
Current liabilities	13	10
Non-current liabilities	67	65
Net assets	866	949
D.C. Fund
Investments
Current assets	58	41
Non-current assets	1,321	1,351
Current liabilities	31	348
Non-current liabilities	770	436
Net assets	578	608
Miami Design District
Investments
Current assets	49
Non-current assets	1,877
Current liabilities	28
Non-current liabilities	629
Net assets	1,269
The Mall in Columbia
Investments
Current assets	14
Non-current assets	858
Current liabilities	9
Non-current liabilities	328
Net assets	535
Shops at Merrick Park
Investments
Current assets	12
Non-current assets	660
Current liabilities	21
Non-current liabilities	166
Net assets	485
VAMF II
Investments
Current assets		111
Non-current assets		1,813
Current liabilities		295
Non-current liabilities		851
Net assets		778
Principal Place - Commercial
Investments
Current assets		7
Non-current assets		941
Current liabilities		45
Non-current liabilities		444
Net assets		459
Potsdamer Platz
Investments
Current assets		60
Non-current assets		1,835
Current liabilities		54
Non-current liabilities		1,021
Net assets		820
One New York Plaza
Investments
Current assets		69
Non-current assets		1,480
Current liabilities		0
Non-current liabilities		748
Net assets		801
Republic Plaza
Investments
Current assets		28
Non-current assets		495
Current liabilities		20
Non-current liabilities		265
Net assets		238
75 State Street
Investments
Current assets		16
Non-current assets		662
Current liabilities		8
Non-current liabilities		309
Net assets		361
Other
Investments
Current assets	1,989	707
Non-current assets	20,588	5,357
Current liabilities	2,413	736
Non-current liabilities	9,140	2,080
Net assets	11,024	3,248
Joint ventures
Investments
Current assets	3,993	2,286
Non-current assets	85,766	37,168
Current liabilities	4,671	3,093
Non-current liabilities	36,219	15,649
Net assets	48,869	20,712
Joint ventures | Associates
Investments
Current assets	4,395	3,679
Non-current assets	90,031	83,176
Current liabilities	4,778	4,446
Non-current liabilities	37,900	31,913
Net assets	$ 51,748	$ 50,496